SCHEDULE OF NON-VESTED WARRANTS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Equity [Abstract]
Number of Warrants Non-vested, Beginning
Weighted- Average Grant-Date Fair Value per share Non-vested, Beginning
Number of Warrants Non-vested, Granted	800,000	492,060
Weighted- Average Grant-Date Fair Value per share Non-vested, Granted	$ 0.20
Number of Warrants Non-vested, Forfeited
Weighted- Average Grant-Date Fair Value per share Non-vested, Forfeited
Number of Warrants Non-vested, Vested	800,000	492,060
Weighted- Average Grant-Date Fair Value per share Non-vested, Vested	$ 0.20	$ 0.20
Number of Warrants Non-vested, Ending
Weighted- Average Grant-Date Fair Value per share Non-vested, Ending